Acquisitions - Other Distributed in Spin-off (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Business Acquisition [Line Items]
Net cash	$ 74,959	$ 279,833	$ 2,550,410
Other Acquisitions Distributed in Spin-off
Business Acquisition [Line Items]
Fair value of assets acquired		11,292
Liabilities assumed		(800)
Total identifiable net assets		10,492
Fair value of non-cash and contingent consideration		(4,439)
Fair value of the preexisting equity interest in MCT		(2,752)
Net cash		$ 3,301